Cash and Cash Equivalents and Short-term Investments - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		€ 3,121.1
Restricted cash and cash equivalents	€ 0.0	0.0
Fair Value, Recurring [Member]
Cash and Cash Equivalents [Line Items]
Money market funds	2,139.7	2,342.6	[1]
Deposits [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	434.8	188.2
Interest-Bearing Bank Accounts [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	€ 957.8	€ 590.3

[1]	2. Money market funds are part of our cash and cash equivalents. See Note 4 Cash and cash equivalents and short-term investments.